Loan, net	12 Months Ended
Dec. 31, 2024
Disclosure of financial assets [abstract]
Loan, net
6.
Loan, net
(a)
This caption is made up as follows:

	2024	2023
	S/(000)	S/(000)
Direct loans
Loans (*)	38,456,682	35,789,130
Credit cards and other loans (**)	5,386,427	6,023,769
Discounted notes	1,706,886	1,567,411
Leasing	1,584,357	1,495,290
Factoring	1,410,968	1,244,795
Advances and overdrafts	101,848	14,617
Refinanced loans	449,438	461,995
Past due and under legal collection loans	1,318,758	1,652,151
	50,415,364	48,249,158
Plus (minus)
Accrued interest from performing loans (f)	569,384	657,355
Unearned interest and interest collected in advance	(25,133)	(36,706)
Impairment allowance for loans (d)	(1,730,167)	(2,349,425)
Total direct loans, net	49,229,448	46,520,382
Indirect loans, Note 18(a)	5,068,694	4,743,480

(*) As of December 31, 2024 and 2023, Interbank maintains repo operations of loans represented in securities according to the BCRP’s definition. In consequence, loans provided as guarantee amounts to S/123,772,000 and S/504,158,000, respectively, and is presented in the caption “Loan, net”, and the related liability is presented in the caption “Due to banks and correspondents” of the consolidated statement of financial position; see Note 12(b).

(**) As of December 31, 2024 and 2023, it includes non-revolving consumer loans for approximately S/2,666,284,000 and S/3,149,149,000, respectively.

(b)
The classification of the direct loan portfolio is as follows:

	2024	2023
	S/(000)	S/(000)
Commercial loans (c.1)	22,770,495	21,155,476
Consumer loans (c.1)	15,036,411	16,325,460
Mortgage loans (c.1)	10,571,300	9,834,398
Small and micro-business loans (c.1)	2,037,158	933,824
Total	50,415,364	48,249,158

As explained in further detail in Note 29.1, for purposes of estimating the impairment loss in accordance with IFRS 9, the Group's loans are segmented into homogeneous groups that share similar risk characteristics. In this sense, the Group has determined three types of loan portfolios: Retail Banking (consumer and mortgage loans), Commercial Banking (commercial loans) and Small Business Banking (loans to small and micro-business).

(c)
The following table shows the credit quality and maximum exposure to credit risk based on the Group's internal credit rating as of December 31, 2024 and 2023. The amounts presented do not consider impairment.

	2024				2023
Direct loans, (c.1)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Not impaired
High grade	32,184,807	340,472	—	32,525,279	35,098,364	1,068,674	—	36,167,038
Standard grade	8,332,692	1,513,955	—	9,846,647	2,832,251	1,510,897	—	4,343,148
Sub-standard grade	2,705,012	1,582,401	—	4,287,413	1,367,503	1,450,751	—	2,818,254
Past due but not impaired	1,335,553	1,172,779	—	2,508,332	1,949,892	1,460,138	—	3,410,030
Impaired
Individually	—	—	23,214	23,214	—	—	36,257	36,257
Collectively	—	—	1,224,479	1,224,479	—	—	1,474,431	1,474,431
Total direct loans	44,558,064	4,609,607	1,247,693	50,415,364	41,248,010	5,490,460	1,510,688	48,249,158

	2024				2023
Contingent Credits: Guarantees and stand by letters, import and export letters of credit (substantially, all indirect loans correspond to commercial loans)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Not impaired
High grade	3,434,095	31,240	—	3,465,335	3,988,999	457,518	—	4,446,517
Standard grade	1,055,740	118,821	—	1,174,561	32,433	214,806	—	247,239
Sub-standard grade	272,352	132,498	—	404,850	2,823	31,101	—	33,924
Past due but not impaired	—	—	—	—	—	—	—	—
Impaired
Individually	—	—	6,181	6,181	—	—	6,181	6,181
Collectively	—	—	17,767	17,767	—	—	9,619	9,619
Total indirect loans	4,762,187	282,559	23,948	5,068,694	4,024,255	703,425	15,800	4,743,480

(c.1) The following tables show the credit quality and maximum exposure to credit risk for each classification of the direct loans:

	2024				2023
Commercial loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Not impaired
High grade	11,636,968	290,927	—	11,927,895	14,979,356	855,890	—	15,835,246
Standard grade	6,274,653	1,024,426	—	7,299,079	1,347,961	1,013,803	—	2,361,764
Sub-standard grade	1,749,950	356,019	—	2,105,969	450,577	314,063	—	764,640
Past due but not impaired	770,026	345,062	—	1,115,088	1,431,064	364,603	—	1,795,667
Impaired
Individually	—	—	23,214	23,214	—	—	36,257	36,257
Collectively	—	—	299,250	299,250	—	—	361,902	361,902
Total direct loans	20,431,597	2,016,434	322,464	22,770,495	18,208,958	2,548,359	398,159	21,155,476

	2024				2023
Consumer loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Not impaired
High grade	10,914,268	28,813	—	10,943,081	11,475,514	199,501	—	11,675,015
Standard grade	1,210,504	320,220	—	1,530,724	945,060	452,811	—	1,397,871
Sub-standard grade	593,507	765,324	—	1,358,831	717,526	755,121	—	1,472,647
Past due but not impaired	180,748	508,336	—	689,084	217,712	829,119	—	1,046,831
Impaired
Individually	—	—	—	—	—	—	—	—
Collectively	—	—	514,691	514,691	—	—	733,096	733,096
Total direct loans	12,899,027	1,622,693	514,691	15,036,411	13,355,812	2,236,552	733,096	16,325,460

	2024				2023
Mortgage loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Not impaired
High grade	8,407,045	20,165	—	8,427,210	8,093,031	13,283	—	8,106,314
Standard grade	528,923	3,714	—	532,637	433,968	17,124	—	451,092
Sub-standard grade	318,802	400,671	—	719,473	193,340	348,274	—	541,614
Past due but not impaired	322,348	244,537	—	566,885	261,100	200,873	—	461,973
Impaired
Individually	—	—	—	—	—	—	—	—
Collectively	—	—	325,095	325,095	—	—	273,405	273,405
Total direct loans	9,577,118	669,087	325,095	10,571,300	8,981,439	579,554	273,405	9,834,398

	2024				2023
Small and micro-business loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Not impaired
High grade	1,226,526	567	—	1,227,093	550,463	—	—	550,463
Standard grade	318,612	165,595	—	484,207	105,262	27,159	—	132,421
Sub-standard grade	42,753	60,387	—	103,140	6,060	33,293	—	39,353
Past due but not impaired	62,431	74,844	—	137,275	40,016	65,543	—	105,559
Impaired
Individually	—	—	—	—	—	—	—	—
Collectively	—	—	85,443	85,443	—	—	106,028	106,028
Total direct loans	1,650,322	301,393	85,443	2,037,158	701,801	125,995	106,028	933,824

(d)
The balances of the direct and indirect loan portfolio and the movement of the respective allowance for expected credit loss, calculated according to IFRS 9, is as follows:

(d.1) Direct loans

	2024				2023
Gross carrying amount of direct loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Beginning of year balances	41,248,010	5,490,460	1,510,688	48,249,158	41,798,055	4,037,168	1,190,127	47,025,350
New originated or purchased assets	24,385,615	—	—	24,385,615	22,372,321	—	—	22,372,321
Assets matured or derecognized (excluding write-offs)	(14,540,979)	(1,529,947)	(74,309)	(16,145,235)	(14,406,950)	(977,654)	(72,977)	(15,457,581)
Transfers to Stage 1	1,191,935	(1,190,305)	(1,630)	—	762,554	(760,269)	(2,285)	—
Transfers to Stage 2	(3,580,445)	3,607,482	(27,037)	—	(4,664,954)	4,706,631	(41,677)	—
Transfers to Stage 3	(1,051,604)	(1,294,253)	2,345,857	—	(1,235,354)	(1,054,563)	2,289,917	—
Write-offs	—	—	(2,405,564)	(2,405,564)	—	—	(1,714,968)	(1,714,968)
Others (*)	(3,181,151)	(481,308)	(103,405)	(3,765,864)	(3,217,003)	(449,390)	(131,273)	(3,797,666)
Foreign exchange effect	86,683	7,478	3,093	97,254	(160,659)	(11,463)	(6,176)	(178,298)
End of year balances	44,558,064	4,609,607	1,247,693	50,415,364	41,248,010	5,490,460	1,510,688	48,249,158

	2024				2023
Changes in the allowance for expected credit losses for direct loans, see (d.1.1)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Expected credit loss at the beginning of year balances	545,242	833,912	970,271	2,349,425	608,558	737,286	682,011	2,027,855
Impact of the expected credit loss in the consolidated statement of income -
New originated or purchased assets	345,800	—	—	345,800	624,484	—	—	624,484
Assets matured or derecognized (excluding write-offs)	(117,510)	(63,854)	(24,285)	(205,649)	(147,086)	(66,329)	(25,445)	(238,860)
Transfers to Stage 1	115,241	(114,022)	(1,219)	—	106,745	(104,939)	(1,806)	—
Transfers to Stage 2	(142,315)	149,763	(7,448)	—	(327,728)	339,051	(11,323)	—
Transfers to Stage 3	(88,212)	(380,565)	468,777	—	(163,156)	(269,881)	433,037	—
Impact on the expected credit loss for credits that change stage in the year (***)	(98,820)	193,935	1,476,103	1,571,218	(90,594)	259,309	1,407,191	1,575,906
Others (**)	(120,334)	(52,823)	185,680	12,523	(65,775)	(60,358)	163,834	37,701
Total	(106,150)	(267,566)	2,097,608	1,723,892	(63,110)	96,853	1,965,488	1,999,231
Write-offs	—	—	(2,524,919)	(2,524,919)	—	—	(1,813,670)	(1,813,670)
Recovery of written–off loans	—	—	179,683	179,683	—	—	138,886	138,886
Foreign exchange effect	232	290	1,564	2,086	(206)	(227)	(2,444)	(2,877)
Expected credit loss at the end of year balances	439,324	566,636	724,207	1,730,167	545,242	833,912	970,271	2,349,425

(*) Corresponds mainly to: (i) the variation between the amortized cost of the loan at the beginning of the year and its amortized cost at the end of the year (partial amortizations that did not represent a reduction or derecognized of the loan), and (ii) the execution of contingent loans (conversion of indirect debt into direct debt).

(**) Corresponds mainly to: (i) the variation between the amortized cost of the loan at the beginning of the year and its amortized cost at the end of the year (variation in the provision recorded for partial amortizations that did not represent a reduction or derecognized of the loan), (ii) variations in credit risk that did not generate transfers to other stages; and (iii) the execution of contingent loans (conversion of indirect debt into direct debt).

(***) The Group applied its expert judgement with the purpose of reflecting the effects of the potential impairment that could be caused by the withdrawals of Compensation for Service Time (CTS) deposits and of funds managed by the Administrators of Private Pension Funds (AFP), which resulted in a one-time improvement of consumer' credit scores during 2024, and the possible impact of the El Niño event during 2023, that were not considered in the forward-looking model and led to incur in a higher provision for expected loss, see Note 29.1(d.8).

(d.1.1) The following tables show the movement of the allowance for expected credit losses for each classification of the direct loan portfolio:

	2024				2023
Commercial loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Expected credit loss at beginning of year	51,611	64,470	162,385	278,466	45,474	47,311	154,299	247,084
Impact of the expected credit loss in the consolidated statement of income -
New originated or purchased assets	35,739	—	—	35,739	47,129	—	—	47,129
Assets derecognized or matured (excluding write-offs)	(27,765)	(18,765)	(4,083)	(50,613)	(26,668)	(10,113)	(2,924)	(39,705)
Transfers to Stage 1	5,405	(5,405)	—	—	2,920	(2,687)	(233)	—
Transfers to Stage 2	(20,669)	21,431	(762)	—	(27,598)	30,826	(3,228)	—
Transfers to Stage 3	(2,208)	(14,571)	16,779	—	(10,620)	(16,046)	26,666	—
Impact on the expected credit loss for credits that change stage in the year (**)	(4,722)	(1,638)	12,108	5,748	(1,988)	7,333	40,748	46,093
Others (*)	(20,973)	(9,539)	9,402	(21,110)	23,154	8,006	6,579	37,739
Total	(35,193)	(28,487)	33,444	(30,236)	6,329	17,319	67,608	91,256
Write-offs	—	—	(78,217)	(78,217)	—	—	(62,960)	(62,960)
Recovery of written–off loans	—	—	4,254	4,254	—	—	5,189	5,189
Foreign exchange effect	222	175	1,147	1,544	(192)	(160)	(1,751)	(2,103)
Expected credit loss at end of year	16,640	36,158	123,013	175,811	51,611	64,470	162,385	278,466

(*) Corresponds mainly to: (i) the variation between the amortized cost of the loan at the beginning of the year and its amortized cost at the end of the year (variation in the provision recorded for partial amortizations that did not represent a reduction or derecognized of the loan), (ii) variations in credit risk that did not generate transfers to other stages; and (iii) the execution of contingent loans (conversion of indirect debt into direct debt).

(**) The Group applied its expert judgement with the purpose of reflecting the effects of the potential impairment that could be caused by the withdrawals of Compensation for Service Time (CTS) deposits and of funds managed by the Administrators of Private Pension Funds (AFP), which resulted in a one-time improvement of consumer' credit scores during 2024, and the possible impact of the El Niño event during 2023, that were not considered in the forward-looking model and led to incur in a higher provision for expected loss, see Note 29.1(d.8).

	2024				2023
Consumer loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Expected credit loss at beginning of year	466,606	713,361	682,417	1,862,384	534,005	657,474	430,902	1,622,381
Impact of the expected credit loss in the consolidated statement of income -
New originated or purchased assets	219,439	—	—	219,439	552,847	—	—	552,847
Assets derecognized or matured (excluding write-offs)	(75,335)	(38,022)	(8,120)	(121,477)	(98,984)	(54,036)	(10,863)	(163,883)
Transfers to Stage 1	96,900	(95,895)	(1,005)	—	95,173	(93,918)	(1,255)	—
Transfers to Stage 2	(101,634)	104,024	(2,390)	—	(282,373)	287,164	(4,791)	—
Transfers to Stage 3	(73,066)	(338,289)	411,355	—	(135,476)	(231,432)	366,908	—
Impact on the expected credit loss for credits that change stage in the year (**)	(81,900)	174,052	1,369,154	1,461,306	(81,051)	221,421	1,263,515	1,403,885
Others (*)	(47,271)	(44,916)	188,121	95,934	(117,534)	(73,259)	162,060	(28,733)
Total	(62,867)	(239,046)	1,957,115	1,655,202	(67,398)	55,940	1,775,574	1,764,116
Write-offs	—	—	(2,310,032)	(2,310,032)	—	—	(1,647,576)	(1,647,576)
Recovery of written–off loans	—	—	165,081	165,081	—	—	123,679	123,679
Foreign exchange effect	1	101	119	221	(1)	(53)	(162)	(216)
Expected credit loss at end of year	403,740	474,416	494,700	1,372,856	466,606	713,361	682,417	1,862,384

	2024				2023
Mortgage loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Expected credit loss at beginning of year	6,794	25,753	54,651	87,198	4,236	12,285	45,101	61,622
Impact of the expected credit loss in the consolidated statement of income -
New originated or purchased assets	4,114	—	—	4,114	3,949	—	—	3,949
Assets derecognized or matured (excluding write-offs)	(429)	(1,689)	(9,267)	(11,385)	(181)	(833)	(10,625)	(11,639)
Transfers to Stage 1	9,983	(9,983)	—	—	6,414	(6,414)	—	—
Transfers to Stage 2	(2,348)	6,551	(4,203)	—	(2,052)	5,115	(3,063)	—
Transfers to Stage 3	(2,025)	(3,142)	5,167	—	(1,915)	(2,423)	4,338	—
Impact on the expected credit loss for credits that change stage in the year (**)	(9,606)	16,451	15,411	22,256	(5,956)	15,996	20,982	31,022
Others (*)	(969)	10,001	(15,977)	(6,945)	2,312	2,040	2,018	6,370
Total	(1,280)	18,189	(8,869)	8,040	2,571	13,481	13,650	29,702
Write-offs	—	—	(1,755)	(1,755)	—	—	(3,580)	(3,580)
Recovery of written–off loans	—	—	—	—	—	—	—	—
Foreign exchange effect	9	14	294	317	(13)	(13)	(520)	(546)
Expected credit loss at end of year	5,523	43,956	44,321	93,800	6,794	25,753	54,651	87,198

(*) Corresponds mainly to: (i) the variation between the amortized cost of the loan at the beginning of the year and its amortized cost at the end of the year (variation in the provision recorded for partial amortizations that did not represent a reduction or derecognized of the loan), (ii) variations in credit risk that did not generate transfers to other stages; and (iii) the execution of contingent loans (conversion of indirect debt into direct debt).

(**) The Group applied its expert judgement with the purpose of reflecting the effects of the potential impairment that could be caused by the withdrawals of Compensation for Service Time (CTS) deposits and of funds managed by the Administrators of Private Pension Funds (AFP), which resulted in a one-time improvement of consumer' credit scores during 2024, and the possible impact of the El Niño event during 2023, that were not considered in the forward-looking model and led to incur in a higher provision for expected loss, see Note 29.1(d.8).

	2024				2023
Small and micro-business loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Expected credit loss at beginning of year	20,231	30,328	70,818	121,377	24,843	20,216	51,709	96,768
Impact of the expected credit loss in the consolidated statement of income -
New originated or purchased assets	86,508	—	—	86,508	20,559	—	—	20,559
Assets derecognized or matured (excluding write-offs)	(13,981)	(5,378)	(2,815)	(22,174)	(21,253)	(1,347)	(1,033)	(23,633)
Transfers to Stage 1	2,953	(2,739)	(214)	—	2,238	(1,920)	(318)	—
Transfers to Stage 2	(17,664)	17,757	(93)	—	(15,705)	15,946	(241)	—
Transfers to Stage 3	(10,913)	(24,563)	35,476	—	(15,145)	(19,980)	35,125	—
Impact on the expected credit loss for credits that change stage in the year (**)	(2,592)	5,070	79,430	81,908	(1,599)	14,559	81,946	94,906
Others (*)	(51,121)	(8,369)	4,134	(55,356)	26,293	2,855	(6,823)	22,325
Total	(6,810)	(18,222)	115,918	90,886	(4,612)	10,113	108,656	114,157
Write-offs	—	—	(134,915)	(134,915)	—	—	(99,554)	(99,554)
Recovery of written–off loans	—	—	10,348	10,348	—	—	10,018	10,018
Foreign exchange effect	—	—	4	4	—	(1)	(11)	(12)
Expected credit loss at end of year	13,421	12,106	62,173	87,700	20,231	30,328	70,818	121,377

(*) Corresponds mainly to: (i) the variation between the amortized cost of the loan at the beginning of the year and its amortized cost at the end of the year (variation in the provision recorded for partial amortizations that did not represent a reduction or derecognized of the loan), (ii) variations in credit risk that did not generate transfers to other stages; and (iii) the execution of contingent loans (conversion of indirect debt into direct debt).

(**) The Group applied its expert judgement with the purpose of reflecting the effects of the potential impairment that could be caused by the withdrawals of Compensation for Servive Time (CTS) deposits and of funds managed by the Administrators of Private Pension Funds (AFP), which resulted in a one-time improvement of consumer' credit scores during 2024, and the possible impact of the El Niño event during 2023, that were not considered in the forward-looking model and led to incur in a higher provision for expected loss, see Note 29.1(d.8).

(d.2) Indirect loans (substantially, all indirect loans correspond to commercial loans)

	2024				2023
Gross carrying amount of contingent credits, guarantees and stand-by letters, import and export letters of credit	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Beginning of year balances	4,024,255	703,425	15,800	4,743,480	3,959,441	501,830	26,076	4,487,347
New originated or purchased assets	2,669,212	—	—	2,669,212	2,122,067	—	—	2,122,067
Assets derecognized or matured	(2,044,010)	(332,730)	(882)	(2,377,622)	(1,606,539)	(135,042)	(1,784)	(1,743,365)
Transfers to Stage 1	172,930	(172,930)	—	—	30,259	(30,259)	—	—
Transfers to Stage 2	(100,437)	102,899	(2,462)	—	(392,176)	407,454	(15,278)	—
Transfers to Stage 3	(277)	(10,778)	11,055	—	(12)	(6,687)	6,699	—
Others (*)	23,959	(8,766)	436	15,629	(54,162)	(26,950)	92	(81,020)
Foreign exchange effect	16,555	1,439	1	17,995	(34,623)	(6,921)	(5)	(41,549)
End of year balances	4,762,187	282,559	23,948	5,068,694	4,024,255	703,425	15,800	4,743,480

	2024				2023
Changes in the allowance for expected credit losses for contingent credits, guarantees and stand-by letters, import and export letters of credit	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Expected credit loss at beginning of year balances	6,624	3,939	7,369	17,932	8,354	18,205	8,936	35,495
Impact of the expected credit loss in the consolidated statement of income -
New originated or purchased assets	2,110	—	—	2,110	4,770	—	—	4,770
Assets derecognized or matured	(3,275)	(1,484)	(330)	(5,089)	(1,988)	(4,205)	(631)	(6,824)
Transfers to Stage 1	1,265	(1,265)	—	—	180	(180)	—	—
Transfers to Stage 2	(697)	961	(264)	—	(1,986)	3,626	(1,640)	—
Transfers to Stage 3	(229)	(91)	320	—	(1)	(50)	51	—
Impact on the expected credit loss for credits that change stage in the year	(1,001)	(109)	1,202	92	(57)	(837)	684	(210)
Others (**)	(2,155)	294	1,035	(826)	(2,521)	(12,600)	(28)	(15,149)
Total	(3,982)	(1,694)	1,963	(3,713)	(1,603)	(14,246)	(1,564)	(17,413)
Foreign exchange effect	21	5	3	29	(127)	(20)	(3)	(150)
Expected credit loss at the end of year balances, Note 10(a)	2,663	2,250	9,335	14,248	6,624	3,939	7,369	17,932

(*) Corresponds mainly to: (i) the variation between the amortized cost of the loan at the beginning of the year and its amortized cost at the end of the year (partial amortizations that did not represent a reduction or derecognized of the loan), and (ii) the execution of contingent loans (conversion of indirect debt into direct debt).

(**) Corresponds mainly to: (i) the variation between the amortized cost of the loan at the beginning of the year and its amortized cost at the end of the year (variation in the provision recorded for partial amortizations that did not represent a reduction or derecognized of the loan), (ii) variations in credit risk that did not generate transfers to other stages; and (iii) the execution of contingent loans (conversion of indirect debt into direct debt).

(e)
In Group Management’s opinion, the allowance for loan losses recorded as of December 31, 2024 and 2023, has been established in accordance with IFRS 9; and it is sufficient to cover incurred losses on the loan portfolio.
(f)
During 2024 and 2023, the interest that the loan portfolio generates is freely agreed considering the interest rates prevailing on the market. Notwithstanding the above, Act No. 31143, “Act Protecting Consumers of Financial Services from Usury” established that the BCRP is the entity that determined maximum and minimum interest rates for consumer, small and micro-business loans in financial institutions. As of December 31, 2024, the maximum interest rate for the period between November 2024 and April 2025 is 112.98 percent in national currency and 93.86 percent in foreign currency (the maximum interest rate for the period between November 2023 and April 2024 was 101.86 percent in national currency and 82.94 percent in foreign currency, as of December 31, 2023).
(g)
Interest income from loans classified in Stage 3 is calculated through the effective interest rate adjusted for credit quality at amortized cost.
(h)
The refinanced loans during the 2024 period amounted to approximately S/104,173,000 (S/132,172,000, during the year 2023) which had no significant impact on the consolidated statement of income.

During 2024 and 2023, the Group has carried out rescheduling of credits related to social conflicts, natural disasters and other resolutions that amounted to S/853,222,000 and S/1,979,342,000, respectively. Said loans are not considered as refinanced loans. See further detail in Note 29.1 (d.7.3).

During recent years, the Group modified the contractual conditions of a determined number of loans that were granted under the “Reactiva Peru” program, said loans were not deemed as refinanced loans. As of December 31, 2024 and 2023, the balance of rescheduled loans amounts of approximately S/212,398,000 and S/730,508,000, respectively; see further detail in Note 29.1 (d.7.2).

Additionally, during 2020, the Group modified the contractual conditions of a determined number of loans as relief for its clients’ liquidity as consequence of the Covid-19 pandemic, for a total of approximately S/12,663,960,000. Said loans are not considered as refinanced loans. As of December 31, 2024 and 2023, the balances of the rescheduled loans amount to approximately S/2,501,672,000 and S/3,513,905,000, respectively; see further detail in Note 29.1 (d.7.1).

(i)
The table below presents the maturity of the direct loan portfolio without including accrued interest, interest to be accrued and interest collected in advance as of December 31, 2024 and 2023:

	2024	2023
	S/(000)	S/(000)
Outstanding
Within 1 month	4,693,941	4,461,634
Between 1 and 3 months	5,315,685	5,781,509
Between 3 months and 1 year	12,967,405	10,831,137
Between 1 and 5 years	20,000,898	19,500,481
More than 5 years	6,118,677	6,022,246
	49,096,606	46,597,007

Past due and under legal collection loans, see (i.1) -
Up to 4 months	177,367	484,808
Over 4 months	640,853	697,246
Under legal collection	500,538	470,097
	50,415,364	48,249,158

(i.1) The tables below present past due and under legal collection loans for each classification of the direct loan portfolio:

	2024	2023
	S/(000)	S/(000)
Commercial loans
Up to 4 months	33,440	98,263
Over 4 months	84,331	143,170
Under legal collection	217,741	228,809
	335,512	470,242

Consumer loans
Up to 4 months	81,020	284,954
Over 4 months	371,731	401,164
Under legal collection	78,432	78,290
	531,183	764,408

Mortgage loans
Up to 4 months	52,779	35,934
Over 4 months	95,106	94,568
Under legal collection	174,179	140,018
	322,064	270,520

Small and micro-business loans
Up to 4 months	10,128	65,657
Over 4 months	89,685	58,344
Under legal collection	30,186	22,980
	129,999	146,981

See credit risk analysis in Note 29.1

(j)
Part of the loan portfolio is collateralized with guarantees received from clients, which mainly consist of mortgages, trust assignments, financial instruments as well as industrial commercial pledges.
(k)
The following tables present the maturities of direct and indirect loans of Stages 2 and 3 as of December 31, 2024 and 2023, as follows:

- Stage 2: Loans with maturity longer or shorter than 30 days, regardless of the criteria that caused their classification into Stage 2.

- Stage 3: Loans with maturity longer or shorter than 90 days, regardless of the criteria that caused their classification into Stage 3.

	2024						2023
	Stage 2		Stage 3		Total		Stage 2		Stage 3		Total
	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Maturity shorter than:
30 days	4,260,747	450,143	—	—	4,260,747	450,143	5,400,087	609,406	—	—	5,400,087	609,406
90 days	—	—	3,060	2,801	3,060	2,801	—	—	16,219	14,888	16,219	14,888
Maturity longer than:
30 days	631,419	118,743	—	—	631,419	118,743	793,798	228,445	—	—	793,798	228,445
90 days	—	—	1,268,581	730,741	1,268,581	730,741	—	—	1,510,269	962,752	1,510,269	962,752
Total	4,892,166	568,886	1,271,641	733,542	6,163,807	1,302,428	6,193,885	837,851	1,526,488	977,640	7,720,373	1,815,491

(k.1) The following tables present the maturities of direct and indirect loans of Stages 2 and 3 as of December 31, 2024 and 2023, for each classification:

	2024						2023
	Stage 2		Stage 3		Total		Stage 2		Stage 3		Total
Commercial loans	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Maturity shorter than:
30 days	2,169,530	36,418	—	—	2,169,530	36,418	3,155,267	60,877	—	—	3,155,267	60,877
90 days	—	—	6	5	6	5	—	—	2,686	2,259	2,686	2,259
Maturity longer than:
30 days	129,463	1,990	—	—	129,463	1,990	96,517	7,532	—	—	96,517	7,532
90 days	—	—	346,406	132,343	346,406	132,343	—	—	411,273	167,495	411,273	167,495
Total	2,298,993	38,408	346,412	132,348	2,645,405	170,756	3,251,784	68,409	413,959	169,754	3,665,743	238,163

	2024						2023
	Stage 2		Stage 3		Total		Stage 2		Stage 3		Total
Consumer loans	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Maturity shorter than:
30 days	1,299,718	369,516	—	—	1,299,718	369,516	1,700,558	508,045	—	—	1,700,558	508,045
90 days	—	—	2,581	2,373	2,581	2,373	—	—	10,295	9,883	10,295	9,883
Maturity longer than:
30 days	322,975	104,900	—	—	322,975	104,900	535,994	205,316	—	—	535,994	205,316
90 days	—	—	512,110	492,327	512,110	492,327	—	—	722,801	672,534	722,801	672,534
Total	1,622,693	474,416	514,691	494,700	2,137,384	969,116	2,236,552	713,361	733,096	682,417	2,969,648	1,395,778

	2024						2023
	Stage 2		Stage 3		Total		Stage 2		Stage 3		Total
Mortgage loans	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Maturity shorter than:
30 days	539,780	35,542	—	—	539,780	35,542	463,168	20,311	—	—	463,168	20,311
90 days	—	—	—	—	—	—	—	—	546	109	546	109
Maturity longer than:
30 days	129,307	8,414	—	—	129,307	8,414	116,386	5,442	—	—	116,386	5,442
90 days	—	—	325,095	44,321	325,095	44,321	—	—	272,859	54,542	272,859	54,542
Total	669,087	43,956	325,095	44,321	994,182	88,277	579,554	25,753	273,405	54,651	852,959	80,404

	2024						2023
	Stage 2		Stage 3		Total		Stage 2		Stage 3		Total
Small and micro-business loans	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Maturity shorter than:
30 days	251,719	8,667	—	—	251,719	8,667	81,094	20,173	—	—	81,094	20,173
90 days	—	—	473	423	473	423	—	—	2,692	2,637	2,692	2,637
Maturity longer than:
30 days	49,674	3,439	—	—	49,674	3,439	44,901	10,155	—	—	44,901	10,155
90 days	—	—	84,970	61,750	84,970	61,750	—	—	103,336	68,181	103,336	68,181
Total	301,393	12,106	85,443	62,173	386,836	74,279	125,995	30,328	106,028	70,818	232,023	101,146

(l)
The following tables present the exposure and the expected credit losses by the economic sector for direct loans as of December 31, 2024 and 2023:

	2024
	Carrying amount				Expected credit loss				Percentage expected credit loss
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)%		%	%	%
Direct loans
Consumer loans	12,899,027	1,622,693	514,691	15,036,411	403,740	474,416	494,700	1,372,856	3.1%	29.2%	96.1%	9.1%
Mortgage loans	9,577,118	669,087	325,095	10,571,300	5,523	43,956	44,321	93,800	0.1%	6.6%	13.6%	0.9%
Commerce	392,929	12,365	5,073	410,367	242	389	1,807	2,438	0.1%	3.1%	35.6%	0.6%
Manufacturing	3,888,532	228,696	21,788	4,139,016	3,383	2,963	8,490	14,836	0.1%	1.3%	39.0%	0.4%
Professional, scientific and technical activities	583,931	122,359	8,580	714,870	636	715	3,247	4,598	0.1%	0.6%	37.8%	0.6%
Communications, storage and transportation	1,819,460	105,875	20,939	1,946,274	1,253	2,278	6,328	9,859	0.1%	2.2%	30.2%	0.5%
Agriculture	2,239,264	141,792	12,255	2,393,311	1,260	2,480	2,524	6,264	0.1%	1.7%	20.6%	0.3%
Electricity, gas, water and oil	101,903	20,289	35,649	157,841	364	396	28,281	29,041	0.4%	2.0%	79.3%	18.4%
Leaseholds and real estate activities	398,882	46,199	3,758	448,839	1,137	1,523	2,957	5,617	0.3%	3.3%	78.7%	1.3%
Construction and infrastructure	632,424	118,719	21,022	772,165	1,763	1,675	10,446	13,884	0.3%	1.4%	49.7%	1.8%
Others	12,024,594	1,521,533	278,843	13,824,970	20,023	35,845	121,106	176,974	0.2%	2.4%	43.4%	1.3%
Total direct loans	44,558,064	4,609,607	1,247,693	50,415,364	439,324	566,636	724,207	1,730,167	1.0%	12.3%	58.0%	3.4%

	2023
	Carrying amount				Expected credit loss				Percentage expected credit loss
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)%		%	%	%
Direct loans
Consumer loans	13,355,812	2,236,552	733,096	16,325,460	466,606	713,361	682,417	1,862,384	3.5%	31.9%	93.1%	11.4%
Mortgage loans	8,981,439	579,554	273,405	9,834,398	6,794	25,753	54,651	87,198	0.1%	4.4%	20.0%	0.9%
Commerce	454,962	18,592	1,867	475,421	736	1,109	1,376	3,221	0.2%	6.0%	73.7%	0.7%
Manufacturing	3,279,555	458,429	24,135	3,762,119	6,700	9,780	9,823	26,303	0.2%	2.1%	40.7%	0.7%
Professional, scientific and technical activities	639,699	4,343	9,422	653,464	1,770	1,265	3,501	6,536	0.3%	29.1%	37.2%	1.0%
Communications, storage and transportation	441,627	109,686	40,207	591,520	2,109	3,570	8,831	14,510	0.5%	3.3%	22.0%	2.5%
Agriculture	1,927,954	233,793	11,067	2,172,814	3,638	2,920	1,658	8,216	0.2%	1.2%	15.0%	0.4%
Electricity, gas, water and oil	113,039	27,827	38,543	179,409	1,463	860	27,611	29,934	1.3%	3.1%	71.6%	16.7%
Leaseholds and real estate activities	277,573	62,852	5,972	346,397	2,156	3,433	4,404	9,993	0.8%	5.5%	73.7%	2.9%
Construction and infrastructure	593,416	84,193	21,834	699,443	2,564	2,422	8,462	13,448	0.4%	2.9%	38.8%	1.9%
Others	11,182,934	1,674,639	351,140	13,208,713	50,706	69,439	167,537	287,682	0.5%	4.1%	47.7%	2.2%
Total direct loans	41,248,010	5,490,460	1,510,688	48,249,158	545,242	833,912	970,271	2,349,425	1.3%	15.2%	64.2%	4.9%

(m)
The following tables present the exposure and the expected credit losses by the economic sector for indirect loans as of December 31, 2024 and 2023:

	2024
	Carrying amount				Expected credit loss				Percentage expected credit loss
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)%		%	%	%
Indirect loans
Commerce	406,317	23,200	—	429,517	70	11	—	81	0.0%	0.0%	0.0%	0.0%
Manufacturing	825,853	6,734	—	832,587	185	61	—	246	0.0%	0.9%	0.0%	0.0%
Professional, scientific and technical activities	42,476	1,410	—	43,886	50	42	—	92	0.1%	3.0%	0.0%	0.2%
Communications, storage and transportation	547,328	2,209	54	549,591	323	15	45	383	0.1%	0.7%	83.3%	0.1%
Agriculture	13,890	37	—	13,927	16	1	—	17	0.1%	2.7%	0.0%	0.1%
Electricity, gas, water and oil	169,810	16,495	8,474	194,779	409	208	6,819	7,436	0.2%	1.3%	80.5%	3.8%
Leaseholds and real estate activities	90,609	45,051	—	135,660	88	118	—	206	0.1%	0.3%	0.0%	0.2%
Construction and infrastructure	114,457	10,194	—	124,651	45	100	—	145	0.0%	1.0%	0.0%	0.1%
Others	2,551,447	177,229	15,420	2,744,096	1,477	1,694	2,471	5,642	0.1%	1.0%	16.0%	0.2%
Total indirect loans	4,762,187	282,559	23,948	5,068,694	2,663	2,250	9,335	14,248	0.1%	0.8%	39.0%	0.3%

	2023
	Carrying amount				Expected credit loss				Percentage expected credit loss
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)%		%	%	%
Indirect loans
Commerce	298,440	25,424	—	323,864	266	40	—	306	0.1%	0.2%	0.0%	0.1%
Manufacturing	682,138	145,052	—	827,190	685	275	—	960	0.1%	0.2%	0.0%	0.1%
Professional, scientific and technical activities	44,501	1,448	—	45,949	139	8	—	147	0.3%	0.6%	0.0%	0.3%
Communications, storage and transportation	453,038	12,257	—	465,295	745	92	—	837	0.2%	0.8%	0.0%	0.2%
Agriculture	9,760	37	—	9,797	22	—	—	22	0.2%	0.0%	0.0%	0.2%
Electricity, gas, water and oil	95,956	127,084	8,606	231,646	598	890	6,513	8,001	0.6%	0.7%	75.7%	3.5%
Leaseholds and real estate activities	57,614	50,671	—	108,285	133	214	—	347	0.2%	0.4%	0.0%	0.3%
Construction and infrastructure	72,910	2,053	1	74,964	100	6	—	106	0.1%	0.3%	0.0%	0.1%
Others	2,309,898	339,399	7,193	2,656,490	3,936	2,414	856	7,206	0.2%	0.7%	11.9%	0.3%
Total indirect loans	4,024,255	703,425	15,800	4,743,480	6,624	3,939	7,369	17,932	0.2%	0.6%	46.6%	0.4%

During the years 2024 and 2023, the Group applied its expert judgment, which led incurring in a higher provision for expected losses, see Note 29.1(d.8).